Business Acquisitions - Schedule of Aggregate Consideration for Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 492.8	$ 581.0
Notes payable	291.2	90.7
Consideration	784.0	671.7
Cash acquired	38.8	26.0
Net cash paid	454.0	555.0
Non-cash working capital
Trade receivables	99.6	92.1
Unbilled receivables	21.9	25.5
Trade and other payables	(104.3)	(61.6)
Deferred revenue	(137.8)	(35.0)
Other non-cash working capital	7.0	13.3
Property and equipment	22.4	14.3
Lease assets	103.1	60.8
Intangible assets	278.1	183.8
Deferred tax assets, net	23.1
Deferred tax liabilities, net		(57.0)
Lease liabilities	(109.0)	(57.3)
Long-term debt	(1.7)	(44.5)
Provisions	(13.7)	(24.2)
Other	3.0	32.5
Total identifiable net assets at fair value	230.5	168.7
Goodwill arising on acquisitions	553.5	$ 503.0
Page acquisition
Disclosure of detailed information about business combination [line items]
Cash consideration	449.3
Notes payable	276.1
Consideration	725.4
Cash acquired	31.9
Net cash paid	417.4
Non-cash working capital
Trade receivables	94.8
Unbilled receivables	17.7
Trade and other payables	(97.8)
Deferred revenue	(133.5)
Other non-cash working capital	6.3
Property and equipment	22.1
Lease assets	99.2
Intangible assets	261.4
Deferred tax assets, net	26.5
Lease liabilities	(105.6)
Long-term debt	(1.7)
Provisions	(11.4)
Other	1.8
Total identifiable net assets at fair value	211.7
Goodwill arising on acquisitions	513.7
Other acquisitions
Disclosure of detailed information about business combination [line items]
Cash consideration	43.5
Notes payable	15.1
Consideration	58.6
Cash acquired	6.9
Net cash paid	36.6
Non-cash working capital
Trade receivables	4.8
Unbilled receivables	4.2
Trade and other payables	(6.5)
Deferred revenue	(4.3)
Other non-cash working capital	0.7
Property and equipment	0.3
Lease assets	3.9
Intangible assets	16.7
Deferred tax liabilities, net	(3.4)
Lease liabilities	(3.4)
Long-term debt	0.0
Provisions	(2.3)
Other	1.2
Total identifiable net assets at fair value	18.8
Goodwill arising on acquisitions	$ 39.8